Property and Equipment (Tables)	6 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	September 30, 2020	March 31, 2020
Computer and equipment	190,167	198,309
Automobiles	130,941	150,411
	321,108	348,720
less: Accumulated depreciation	(220,817)	(214,114)
Total, net	$100,291	$134,606